PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 34	$ 34	$ 34
Accumulated depreciation	(33)	(30)	(26)
Property and equipment, net	1	4	8
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	21	21	21
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13	$ 13	$ 13